Shareholders' Equity (Deficit) - Share Capital (Detail) - shares shares in Thousands	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Common shares	2,298,247	668,034
Preferred shares	157,727	157,727
Total	2,455,974	825,761
Treasury shares	33,842	150,094
Common shares outstanding	2,266,217	519,752
Preferred shares outstanding	155,915	155,915
Total outstanding shares	2,422,132	675,667
Common Stock
Class of Stock [Line Items]
Treasury shares	32,030	148,282
Preferred Stock
Class of Stock [Line Items]
Treasury shares	1,812	1,812